Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of the Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Group as at December 31, 2025:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner

Disclosure of Transactions Between Related Parties

For the years ended December 31, 2023, 2024 and 2025, significant related party transactions were as follows:

	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note i)	172	188	324
Online music services to the Company’s associates and associates of Tencent Group	397	365	501
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	55	43	75
Expenses
Service cost to Tencent Group	752	732	725
Service cost to the Company’s associates and associates of Tencent Group	713	592	1,399
Other costs and expenses to Tencent Group (note ii)	1,269	1,086	1,240
Other costs and expenses to the Company’s associates and associates of Tencent Group	31	127	241

Note i: Primarily include revenue from online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement, which was renewed in August 2023.

Note ii: Primarily include advertising fees charged by Tencent Group for our advertising services sold through Tencent Group.

Summary of Balance with Related Parties
(b)
Balances with related parties

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	2,343	2,249
The Company’s associates and associates of Tencent Group	52	60
Included in prepayments, deposits and other assets from related parties:
Tencent Group	48	78
The Company’s associates and associates of Tencent Group	139	981
Included in accounts payable to related parties:
Tencent Group	702	595
The Company’s associates and associates of Tencent Group	234	232
Included in other payables and accruals to related parties:
Tencent Group	117	90
The Company’s associates and associates of Tencent Group	1	26

Note: The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement that renewed in August 2023.

Disclosure of Information About Key Management Personnel	(c) Key management personnel compensation

	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	68	51	48
Share-based compensation	95	78	87
	163	129	135